Leases - Schedule of Carrying Amount of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025
Schedule of Carrying Amount of Lease Liabilities [Abstract]
Beginning balance	$ 606,061	$ 785,687
New leases		416,451
Remeasurement on lease modifications	866,795	133,171
Accretion of interest recognized during the year	23,700	48,363	$ 42,130
Payments	(745,592)	(779,271)
Exchange realignment	(15,414)	1,660
Ending balance	735,550	606,061	$ 785,687
Analyzed into:
Current portion	441,878	574,630		$ 627,665
Non-current portion	$ 293,672	$ 31,431		$ 274,956